SCHEDULE OF SHARE OPTION ACTIVITY (Details) - $ / shares	6 Months Ended	12 Months Ended
	Dec. 31, 2021	Jun. 30, 2021	Jun. 30, 2020
Other Liabilities Disclosure [Abstract]
Number of Options Outstanding, Beginning Balance	490,000	500,000
Weighted Average Exercise Price, Beginning Balance	$ 1.50	$ 1.50
Weighted Average Remaining Life in Years, Ending Balance		10 days	4 months 6 days
Number of Option Outstanding Exercisable, Beginning Balance	483,341	413,337
Weighted Average Exercise Price Exercisable, Beginning Balance	$ 1.50	$ 1.50
Weighted Average Remaining Life in Years, Ending Balance		10 days	2 months 8 days
Number of Options Outstanding, Granted
Weighted Average Exercise Price, Granted
Number of Options Outstanding, Cancelled
Weighted Average Exercise Price, Cancelled
Number of Options Outstanding, Exercised	(120,000)	(10,000)
Weighted Average Exercise Price, Exercised
Number of Options Outstanding, Ending Balance	370,000	490,000	500,000
Weighted Average Exercise Price, Ending Balance	$ 1.50	$ 1.50	$ 1.50
Number of Options Outstanding Exercisable, Ending Balance	370,000	483,341	413,337
Weighted Average Exercise Price Exercisable, Ending Balance	$ 1.50	$ 1.50	$ 1.50